Segmental analysis - Reported external net operating income by country/ territory (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue and other operating income	[1]	£ 7,506	£ 4,304	[2]	£ 6,120	[2]
UK
Disclosure of geographical areas [line items]
Revenue and other operating income		3,609	3,068		2,937
France
Disclosure of geographical areas [line items]
Revenue and other operating income		1,819	(70)		1,677
Germany
Disclosure of geographical areas [line items]
Revenue and other operating income		836	732		887
Others
Disclosure of geographical areas [line items]
Revenue and other operating income		£ 1,242	£ 574		£ 619

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.